RELATED PARTY TRANSACTIONS - Summary of Net Amounts Charged To Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Net amounts charged to related parties	$ 2,615	$ 14,656	$ 24,454
Frontline
Related Party Transaction [Line Items]
Net amounts charged to related parties	0	52	0
SFL
Related Party Transaction [Line Items]
Net amounts charged to related parties	96	468	957
Seatankers
Related Party Transaction [Line Items]
Net amounts charged to related parties	486	817	954
Northern Drilling
Related Party Transaction [Line Items]
Net amounts charged to related parties	0	38	50
SwissMarine
Related Party Transaction [Line Items]
Net amounts charged to related parties	2,033	13,281	19,528
CCL
Related Party Transaction [Line Items]
Net amounts charged to related parties	$ 0	$ 0	$ 2,965